UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Levy Harkins & Co., Inc.
                                 Address: 570 Lexington Ave, 27 Fl
                                          New York, NY 10022

                                 13F File Number: 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScolzo
Title: Office Manager
Phone: 212-888-3030

Signature,                      Place,                     and Date of Signing:

/s/ Lucia LoScolzo              570 Lexington Avenue,      10/10/2005
                                NY, NY 10022


Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $265,433


List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                           TITLE OF                                         SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER          CLASS               CUSIP        VALUE          PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------    --------           ---------    --------         -------  --- ----  ------- ---------- ----- ------  ----
American Express           COM                025816 10 9    18,001          313,392             Sole     None     None
Asia Satellite Telecom.    Sponsored ADR      04516X 10 6       610           32,510             Sole     None     None
Berkshire Hathaway         CL B               084670 20 7    19,805            7,252             Sole     None     None
Bear, Stearns & Co.        COM                073902 10 8    29,650          270,158             Sole     None     None
Boeing Company             COM                097023 10 5    10,904          160,478             Sole     None     None
Cabot Corporation          COM                127055 10 1     4,941          149,670             Sole     None     None
Countrywide Financial Co.  COM                222372 10 4    18,147          550,238             Sole     None     None
Eastman Kodak              COM                277461 10 9     9,833          404,065             Sole     None     None
Echostar Comm.             CL A               278762 10 9    23,212          784,981             Sole     None     None
Ethan Allen Interiors      COM                297602 10 4     6,706          213,923             Sole     None     None
Fidelity National Fin.     COM                316326 10 7    22,204          498,747             Sole     None     None
Gannett Incorporated       COM                364730 10 1    13,423          195,015             Sole     None     None
Geron Corporation          COM                374163 10 3     9,776          951,863             Sole     None     None
Intrawest Corp.            COM                460915 20 0     4,622          169,295             Sole     None     None
Moody's Corporation        COM                615369 10 5    15,909          311,456             Sole     None     None
Nike Inc.                  CL B               654106 10 3     5,987           73,305             Sole     None     None
Qualcomm Inc.              COM                747525 10 3    22,875          511,178             Sole     None     None
Scotts CO                  CL A               810186 10 6    15,525          176,561             Sole     None     None
Traffix, Inc.              COM                892721 10 1       365           58,600             Sole     None     None
Regis Corp.-MINN           COM                758932 10 7     9,375          247,896             Sole     None     None
Worldpoint Terminals       COM                981912 20 7     3,563          537,600             Sole     None     None